Basis Of Presentation - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Date of authorisation for issue of financial statements	Feb. 28, 2024
Description of presentation currency	Canadian dollars
Foreign exchange gain loss	$ (58,933)	$ (19,202)
Selling, general and administrative expenses	$ 395,875	$ 301,242
Previously stated [member] | Selling General and Administration Expenses Including Foreign Exchange Gain Loss [Member]
Statements [Line Items]
Selling, general and administrative expenses			$ 320,000